PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

7        PROPERTY, PLANT AND EQUIPMENT

				Office
	Buildings and		Transportation	and other	Construction
	infrastructure	Machinery	facilities	equipment	in progress	Total
Year ended December 31, 2022
Opening net carrying amount	51,127,711	63,707,307	1,150,354	422,674	4,974,974	121,383,020
Reclassifications and internal transfers	1,258,516	2,494,471	73,713	264,322	(4,091,022)	—
Transfer to intangible assets (Note 6)	—	—	—	—	(1,945)	(1,945)
Transfer from right-of-use assets and non-current assets(i)	—	69,673	—	—	—	69,673
Transfer to investment properties (Note 8)	(47,419)	—	—	—	—	(47,419)
Additions	245,583	637,092	16,474	36,798	1,661,805	2,597,752
Disposal of subsidiaries(ii)	(275,851)	(622,777)	(2,731)	(13,046)	—	(914,405)
Government grants	(42,650)	(31,401)	—	—	—	(74,051)
Disposals(iii)	(201,361)	(588,064)	(10,265)	(2,950)	(235,477)	(1,038,117)
Depreciation	(2,321,947)	(6,381,950)	(172,736)	(66,984)	—	(8,943,617)
Impairment loss(iv)	(1,307,597)	(2,458,240)	(1,092)	(178)	(28,313)	(3,795,420)
Currency translation differences	32,739	8,504	151	15	—	41,409

Closing net carrying amount	48,467,724	56,834,615	1,053,868	640,651	2,280,022	109,276,880

As of December 31, 2022
Cost	79,348,680	139,849,462	2,865,120	1,228,931	2,799,011	226,091,204
Accumulated depreciation and impairment	(30,880,956)	(83,014,847)	(1,811,252)	(588,280)	(518,989)	(116,814,324)

Net carrying amount	48,467,724	56,834,615	1,053,868	640,651	2,280,022	109,276,880

				Office
	Buildings and		Transportation	and other	Construction
	infrastructures	Machinery	facilities	equipment	in progress	Total
Year ended December 31, 2021
Opening net carrying amount	53,851,749	69,545,237	1,226,487	395,840	5,906,059	130,925,372
Reclassifications and internal transfers	1,614,203	1,787,874	124,273	66,887	(3,593,237)	—
Transfer to intangible assets (Note 6)	—	—	—	—	(55,868)	(55,868)
Transfer from right-of-use assets and non-current assets (i)	143,646	1,398,593	—	85	—	1,542,324
Transfer to investment properties (Note 8)	(139,377)	—	—	—	—	(139,377)
Transfer to right-of-use assets (Note 22)	—	—	—	—	(68,377)	(68,377)
Additions	28,425	320,881	14,386	9,954	3,262,866	3,636,512
Government grants	(447)	(81,171)	—	—	—	(81,618)
Disposals	(136,718)	(723,183)	(14,711)	(5,726)	(275,834)	(1,156,172)
Depreciation	(2,149,404)	(6,768,573)	(196,094)	(43,880)	—	(9,157,951)
Impairment loss	(2,105,735)	(1,754,211)	(3,789)	(303)	(200,635)	(4,064,673)
Currency translation differences	21,369	(18,140)	(198)	(183)	—	2,848
Closing net carrying amount	51,127,711	63,707,307	1,150,354	422,674	4,974,974	121,383,020

As at December 31, 2021
Cost	78,450,622	138,836,999	2,888,838	972,191	5,842,483	226,991,133
Accumulated depreciation and impairment	(27,322,911)	(75,129,692)	(1,738,484)	(549,517)	(867,509)	(105,608,113)

Net carrying amount	51,127,711	63,707,307	1,150,354	422,674	4,974,974	121,383,020
(i)	After the expiration of sale and leaseback contracts, the right-of-use assets recognized previously upon initial adoption of IFRS 16, were recognized as property, plant and equipment.
(ii)	In 2022, certain subsidiaries were disposed of or liquidated, resulted in a decrease in property, plant and equipment with carrying amount of RMB914 million.

7       PROPERTY, PLANT AND EQUIPMENT (CONTINUED)

(iii)

In 2022, property, plant and equipment with carrying amount of RMB610 million was disposed of by the Group as consideration for a capital investment in Chinalco High-end Manufacturing Co., Ltd. (“Chinalco High-end Manufacturing”) (Note (10)).

(iv)

In the prior years, the Group terminated an alumina production line and the related facilities as a result of urban development by a local government. Based on the relevant rules and regulations, the Group would be entitled to a compensation by the local government from the commercial development of the land on which the production line was located. During the year ended December 31, 2022, the Group was informed by the local government that, because of the real estate market outlook and the change in urban planning, it is no longer feasible to commercially develop this piece of land and to compensate the Group in any form. The change of government decision constitutes an impairment indicator. An impairment test was performed by management based on fair value less cost of disposal and an impairment loss of RMB2,101 million was recognized as of December 31, 2022.

The land occupied by the terminated alumina production line is leased from Chinalco. The Group reassessed the leasing term, and accordingly, land use right assets of RMB893 million and lease liabilities of RMB927 million were written off and a disposal gain of RMB35 million was recognized in 2022.

Due to the change of production plan and other factors, certain asset groups of the Group were in the status of shutdown, temporary idleness or under-capacity production. The Group considered that there were indications of impairment in these asset groups and conducted impairment tests. As a result, impairment provision of RMB1,694 million was made for property, plant and equipment during the year ended December 31, 2022 (2021: RMB4,065 million).

(v)

As of December 31, 2022, the Group pledged certain property, plant and equipment with a net carrying value amounting to RMB4,967 million (December 31, 2021: RMB5,680 million) for certain interest-bearing loans and borrowings as set out in Note 26.

(vi)

As of December 31, 2022, the Group was in the process of applying for the ownership certificates of buildings with a net carrying value of RMB4,822 million (December 31, 2021: RMB4,904 million). There has been no litigations, claims or assessments against the Group for compensation with respect to the use of these buildings as at the date of approval of these financial statements. Management  considers that it is probable that the Group will be able to obtain the relevant ownership certificates from the appropriate authorities.

(vii)	For the year ended December 31, 2020, 2021 and 2022, depreciation expenses recognized in profit or loss are analyzed as follows:

	For the years ended December 31
	2022	2021	2020

Cost of sales	8,573,282	8,710,009	8,304,401
General and administrative expenses	213,483	253,864	188,231
Research and development expenses	152,217	185,108	155,288
Selling and distribution expenses	4,635	8,970	5,903
	8,943,617	9,157,951	8,653,823